Organization and Basis of Presentation	4 Months Ended
Jan. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Description and Basis of Presentation [Text Block]
1. Organization and Basis of Presentation

RMR IP (the “Company”) was incorporated on October 15, 2014 as a Nevada corporation. RMR IP was formed to acquire and consolidate complimentary industrial commodity assets through capitalizing on the volatile oil market, down cycles in commodity markets, and other ancillary opportunities. Typically these assets are the core manufacturer and supplier of specific bulk commodity minerals, chemicals and petrochemicals distributed to the global manufacturing industry. The Company’s consolidation strategy is to assemble a portfolio of mature and value-add industrial commodities businesses to generate scalable enterprises with a large portfolio of products and services addressing a common and stable customer base. The Company is focused on managing the supply chain in order to offer a large and diverse set of products and services.

The cash flows generated by the businesses that we will operate will provide us with the ability to pursue further acquisitions in order to build on our existing segments, or to establish a new business platform for future growth. We plan to employ a disciplined approach to identify and evaluate potential acquisitions, only pursuing those that meet our financial and strategic criteria. We believe our discipline throughout the acquisition process will maximize the chances of long-term success. At January 31, 2015, the Company had cash of $1,767, and a working capital deficit of $418,217. Successful transition to attaining profitable operations is dependent upon achieving a level of revenues adequate to support the Company’s cost structure.

The Company’s net loss and working capital deficit raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements for the period from October 15, 2014 (inception) through January 31, 2015 do not include any adjustments to reflect the possible future effects of the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern. The Company may never become profitable, or if it does, it may not be able to sustain profitability on a recurring basis.